UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-06096

                             The Torray Fund

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 750 West

                                     Bethesda, MD  20814-6519

(Address of principal executive offices) (Zip code)

William M Lane

Torray LLC

7501 Wisconsin Avenue, Suite 750 West

                                     Bethesda, MD  20814-6519

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-493-4600

Date of fiscal year end:  December 31

Date of reporting period: June 30, 2015

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Torray Fund

Letter to Shareholders

July 28, 2015

Dear Fellow Shareholders,

During the first half of this year U.S. stocks were relatively flat, a little unusual considering the market’s volatility. The Standard & Poor’s 500 Index gained 1.2%, and The Torray Fund lost 0.6%. Our portfolio is comprised of 34 holdings representing businesses in a variety of industries and sectors. Few of them ever account for more than 4% of the Fund’s value. Despite this, a few of these positions occasionally disproportionately affect our overall performance. This was the case during the first six months of 2015. Three of our stocks, for different reasons, suffered price declines which, taken together, had a negative 2.4% impact on our result. In each case we believe the declines are temporary and do not accurately reflect the underlying long-term fundamentals of the businesses. In addition, the Fund’s 12% cash reserve earned virtually nothing due to current 0% short-term interest rates. While this may appear to be a disadvantage, especially in a rising market, our view is that in the absence of compelling investment opportunities — the case we see today — it provides funding for new investments when they surface.

The S&P’s performance this year has been propped up by a handful of institutional favorites, most of them we consider highly overvalued. Many make no money at all. As we write, just six stocks are responsible for more than all of the market’s current capitalization gain reflected by the Index. Similarly, six in the NASDAQ Composite Index account for more than half of its gain so far this year. Such concentrated returns in a small list of companies is reminiscent of past periods that did not turn out well for investors relying on a market being driven by them. The most recent occurred in the late 1990s. In both cases this year — the S&P 500 and NASDAQ — had it not been for the Indexes’ results being supported by such a small sample of stocks, each would have lost money. Regardless of what anyone was saying about these situations as the year progressed — and plenty was said — we would not have touched one of them.

Without belaboring a point we’ve made before, our markets in recent years have been dominated by math and computer wizards chasing gains, literally by minutes, seconds and milliseconds. None of these players are investors, and their speculative churning has accounted for a high percentage of the market’s volume and volatility. Much of it has been sparked by breaking world news on situations like Greece’s economic collapse, the Iran nuclear talks, falling energy prices, the timing of Federal Reserve interest rate hikes and last week’s collapse of the Chinese stock market. While these subjects are hard to ignore, they have never had a long-term bearing on the collective economic performance of successful businesses.

The stocks of solid companies have returned an average of 10% per year for over 100 years, a period spanning every conceivable disaster imaginable. Some make today’s headlines seem tame. Almost one-

The Torray Fund

Letter to Shareholders (continued)

July 28, 2015

third of our holdings have records covering more than 100 years. Most are familiar household names: DuPont (1802), Stanley Black & Decker (1843), American Express (1850), Western Union (1851), Wells Fargo (1852), Johnson & Johnson (1886), Chicago Bridge and Iron (1889), GE (1892), Dow (1897), BP (1908) and IBM (1911). The long history of these and other sound businesses that have overcome adversity to produce rewarding results for their owners is the basis of our faith in the approach we’ve used since our company’s founding in 1972. We promise you our position is not going to change.

In closing, we want to express our continuing confidence in the Fund’s portfolio. Despite the ever-present risk of stock market setbacks, these companies, as a group, are well-positioned for the future. If you have any questions or would like to discuss our Fund with us, please feel free to call. Thank you for your trust and patience.

Sincerely,

Robert E. Torray

Fred M. Fialco

The Torray Fund

PERFORMANCE DATA

As of June 30, 2015 (unaudited)

Average Annual Returns on an Investment in

The Torray Fund vs. the S&P 500 Index

For the periods ended June 30, 2015:

	1 Year	3 Years	5 Years	10 Years	Since Inception 12/31/90
The Torray Fund	3.71%	15.20%	14.48%	5.83%	10.16%
S&P 500 Index	7.42%	17.31%	17.34%	7.89%	10.02%

Cumulative Returns for the 24½ years ended June 30, 2015

The Torray Fund	971.02%
S&P 500 Index	937.94%

The Torray Fund

PERFORMANCE DATA (continued)

As of June 30, 2015 (unaudited)

Change in Value of $10,000 Invested

on December 31, 1990 (commencement of operations) to:

	12/31/90	12/31/94	12/31/98	12/31/02	12/31/06	12/31/10	06/30/15
The Torray Fund	$10,000	$15,821	$45,576	$47,236	$73,496	$63,039	$107,102
S&P 500 Index	$10,000	$15,666	$45,438	$34,318	$59,452	$57,501	$103,794

The returns quoted represent past performance and do not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. For performance current to the most recent month end, please call (800) 626-9769. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares and distributions. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 1.15%. Returns on both The Torray Fund and the S&P 500 Index assume reinvestment of all dividends and distributions. The S&P 500 Index is an unmanaged index consisting of 500 U.S. large-cap stocks. It is not possible to invest directly in an index. Current and future portfolio holdings are subject to change and risk.

The Torray Fund

FUND PROFILE

As of June 30, 2015 (unaudited)

DIVERSIFICATION (% of net assets)

Information Technology	17.78%
Industrials	16.85%
Financials	16.80%
Health Care	10.78%
Consumer Discretionary	8.50%
Energy	6.02%
Materials	5.16%
Telecommunications	2.90%
Consumer Staples	2.63%
Short-Term Investments	12.38%
Other Assets Less Liabilities	0.20%

100.00%

TOP TEN EQUITY HOLDINGS (% of net assets)

1.	International Business Machines Corp.	3.47%
2.	Wells Fargo & Co.	3.47%
3.	General Electric Co.	3.41%
4.	EMC Corp.	3.26%
5.	Stanley Black & Decker, Inc.	3.16%
6.	Cisco Systems, Inc.	3.11%
7.	Loews Corp.	2.94%
8.	Dow Chemical Co. (The)	2.92%
9.	AT&T Inc.	2.90%
10.	Hewlett-Packard Co.	2.87%

		31.51%

PORTFOLIO CHARACTERISTICS

Net Assets (million)		$411
Number of Holdings		34
Portfolio Turnover		4.83%	*
P/E Multiple (forward)		13.9x
Trailing Weighted Average Dividend Yield		2.51%
Market Capitalization (billion)	Average	$82.6
	Median	$45.0

*	Not annualized

The Torray Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2015 (unaudited)

Shares		Market Value
COMMON STOCK 87.42%

17.78% INFORMATION TECHNOLOGY
87,650	International Business Machines Corp.	$14,257,149
508,000	EMC Corp.	13,406,120
465,300	Cisco Systems, Inc.	12,777,138
393,400	Hewlett-Packard Co.	11,805,934
366,400	Intel Corp.	11,144,056
475,900	Western Union Co. (The)	9,675,047

		73,065,444

16.85% INDUSTRIALS
527,097	General Electric Co.	14,004,967
123,400	Stanley Black & Decker, Inc.	12,986,616
82,100	General Dynamics Corp.	11,632,749
166,350	Eaton Corp. PLC	11,226,962
268,900	Republic Services, Inc.	10,532,813
177,000	Chicago Bridge & Iron Co. NV	8,857,080

		69,241,187

16.80% FINANCIALS
253,400	Wells Fargo & Co.	14,251,216
314,300	Loews Corp.	12,103,693
679,000	Bank of America Corp.	11,556,580
121,200	Chubb Corp.	11,530,968
183,618	Marsh & McLennan Cos., Inc.	10,411,141
118,550	American Express Co.	9,213,706

		69,067,304

10.78% HEALTH CARE
108,924	Johnson & Johnson	10,615,733
146,800	Baxter International Inc.	10,265,724
71,750	Becton Dickinson & Co.	10,163,387
41,100	Anthem Inc.	6,746,154
53,500	UnitedHealth Group Inc.	6,527,000

		44,317,998

See notes to the financial statements.

The Torray Fund

SCHEDULE OF INVESTMENTS (continued)

As of June 30, 2015 (unaudited)

Shares		Market Value

8.50% CONSUMER DISCRETIONARY
119,700	DIRECTV*	$ 11,106,963
343,900	TEGNA, Inc.	11,028,873
161,300	Tupperware Brands Corp.	10,410,302
171,950	Gannett Co., Inc.	2,405,580

		34,951,718

6.02% ENERGY
776,700	Boardwalk Pipeline Partners LP	11,277,684
616,650	Chesapeake Energy Corp.	6,887,981
164,120	BP PLC, ADR	6,558,235

		24,723,900

5.16% MATERIALS
234,700	Dow Chemical Co. (The)	12,009,599
143,900	E.I. du Pont de Nemours & Co.	9,202,405

		21,212,004

2.90% TELECOMMUNICATIONS
335,900	AT&T Inc.	11,931,168

2.63% CONSUMER STAPLES
299,900	Sysco Corp.	10,826,390

TOTAL COMMON STOCK 87.42%		359,337,113
(cost $259,088,674)

Principal Amount ($)
SHORT-TERM INVESTMENTS 12.38%
50,880,555	BNY Mellon Cash Reserve, 0.01%(1)	50,880,555
(cost $50,880,555)

TOTAL INVESTMENTS 99.80%		410,217,668
(cost $309,969,229)
OTHER ASSETS LESS LIABILITIES 0.20%		822,938

NET ASSETS 100.00%		$411,040,606

*	Non-income producing securities
(1)	Represents current yield at June 30, 2015

ADR — American Depositary Receipt

See notes to the financial statements.

The Torray Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2015 (unaudited)

ASSETS
Investments in securities at value (cost $309,969,229)	$410,217,668
Interest and dividends receivable	927,639
Prepaid expenses	125,650

TOTAL ASSETS	411,270,957

LIABILITIES
Payable for fund shares redeemed	133,097
Payable for audit fees	33,001
Payable for printing, postage & mailing fees	29,729
Payable for transfer agent fees & expenses	17,975
Payable for legal fees	16,202
Accrued expenses	347

TOTAL LIABILITIES	230,351

NET ASSETS	$411,040,606

Shares of beneficial interest ($1 stated value, 8,645,218 shares outstanding, unlimited shares authorized)	$8,645,218
Paid-in-capital in excess of par	293,110,663
Distributions in excess of net investment income	(737)
Accumulated net realized gain on investments	9,037,023
Net unrealized appreciation of investments	100,248,439

TOTAL NET ASSETS	$411,040,606

Net Asset Value, Offering and Redemption Price per Share	$47.55

See notes to the financial statements.

The Torray Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2015 (unaudited)

INVESTMENT INCOME
Dividend income	$4,245,538
Interest income	1,960

Total investment income	4,247,498

EXPENSES
Management fees	2,083,365
Transfer agent fees & expenses	133,295
Trustees’ fees	48,306
Insurance expense	35,550
Printing, postage & mailing	24,105
Legal fees	21,694
Registration & filing fees	12,609
Audit fees	9,001
Custodian fees	3,630

Total expenses	2,371,555

NET INVESTMENT INCOME	1,875,943

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	14,533,144
Net change in unrealized appreciation (depreciation) on investments	(19,085,554)

Net realized and unrealized loss on investments	(4,552,410)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,676,467)

See notes to the financial statements.

The Torray Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the periods indicated:

	Six months ended 06/30/15 (unaudited)	Year ended 12/31/14
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$1,875,943	$4,125,606
Net realized gain on investments	14,533,144	28,873,105
Net change in unrealized appreciation (depreciation) on investments	(19,085,554)	13,615,010

Net increase (decrease) in net assets resulting from operations	(2,676,467)	46,613,721

Distributions to Shareholders from:
Net investment income ($0.249 and $0.491 per share, respectively)	(2,157,229)	(4,406,226)

Total distributions	(2,157,229)	(4,406,226)

Shares of Beneficial Interest
Net decrease from share transactions (Note 2)	(7,980,061)	(19,648,204)

Total increase (decrease) in net assets	(12,813,757)	22,559,291

Net Assets — Beginning of Period	423,854,363	401,295,072

Net Assets — End of Period	$411,040,606	$423,854,363

(Distributions in Excess of Net Investment Income) and Undistributed Net Investment Income, Respectively	$(737)	$280,549

See notes to the financial statements.

The Torray Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period presented:

PER SHARE DATA

	Six months ended 06/30/15 (unaudited)		Years ended December 31:
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$48.110		$43.400	$33.000	$30.870	$29.430	$26.760

Income from investment operations
Net investment income(1)	0.215		0.458	0.444	0.440	0.328	0.230
Net gains (losses) on securities (both realized and unrealized)	(0.526)		4.743	10.351	2.139	1.438	2.673

Total from investment operations	(0.311)		5.201	10.795	2.579	1.766	2.903

Less: distributions
Dividends (from net investment income)	(0.249)		(0.491)	(0.395)	(0.449)	(0.326)	(0.233)

Total distributions	(0.249)		(0.491)	(0.395)	(0.449)	(0.326)	(0.233)

Net Asset Value, End of Period	$47.550		$48.110	$43.400	$33.000	$30.870	$29.430

TOTAL RETURN(2)	(0.64	%)**	12.04%	32.84%	8.38%	6.01%	10.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$411,041		$423,854	$401,295	$331,508	$344,468	$362,409
Ratios of expenses to average net assets	1.14	%*	1.15%	1.15%	1.17%	1.17%	1.17%
Ratios of net investment income to average net assets	0.90	%*	1.01%	1.15%	1.35%	1.07%	0.84%
Portfolio turnover rate	4.83	%**	15.68%	13.63%	16.55%	12.85%	14.42%

*	Annualized
**	Not Annualized
(1)	Calculated based on the average amount of shares outstanding during the period.
(2)	Past performance is not predictive of future performance. Returns assume reinvestment of all dividends and distributions.

See notes to the financial statements.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS

As of June 30, 2015 (unaudited)

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Torray Fund (“Fund”) is a separate diversified series of The Torray Fund (“Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized as a business trust under Massachusetts law. The Fund’s investment objectives are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long- and short-term gains. The Fund seeks to meet its objectives by investing in the common stocks of high quality businesses that are fairly priced and run by sound management. These companies must have solid finances and a long-term record of rising sales, earnings and free cash flow. Investments are held as long as the issuers’ fundamentals remain intact. The Fund invests principally in the common stocks of large capitalization companies (e.g. companies with market capitalization of $8 billion or more). There can be no assurance that the Fund’s investment objectives will be achieved.

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported — and in the case of certain securities traded over-the-counter — the last reported bid price. For NASDAQ traded securities, market value may also be determined on the basis of the NASDAQ Official Closing Price instead of the last reported sales price. In cases where quotes are not readily available, such as with respect to restricted securities, private placements or other types of illiquid securities, or when Torray LLC (the “Advisor”) does not believe the quotations reflect market value, the securities will be valued using fair value guidelines approved by the Trust’s Board of Trustees (the “Board” or “Trustees”). As of June 30, 2015, no Fund portfolio securities were priced using the Trust’s fair value guidelines. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements    Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2015 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

Valuation Inputs
Level 1 — Quoted Prices*	$410,217,668
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total Market Value of Investments	$410,217,668

*	Security types and industry classifications as defined in the Schedule of Investments.

The Fund had no Level 3 investments during the period and had no transfers between Level 1, Level 2 and Level 3 investments during the six months ended June 30, 2015.

Securities Transactions and Investment Income    Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of discount on short-term investments, and expenses are recorded on the accrual basis.

Federal Income Taxes    The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2014, the Fund did not have any liabilities for any uncertain tax positions. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Net Asset Value    The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Fund’s net assets by the number of shares outstanding.

Use of Estimates    In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2015 (unaudited)

financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2 — SHARES OF BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six months ended 06/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares issued	69,650	$3,345,495	75,580	$3,423,260
Reinvestments of dividends and distributions	42,081	2,011,880	90,348	4,137,023
Shares redeemed	(277,400)	(13,337,436)	(600,805)	(27,208,487)

	(165,669)	$(7,980,061)	(434,877)	$(19,648,204)

As of June 30, 2015, the Trust’s officers, Trustees and affiliated persons and their families directly or indirectly controlled 1,545,951 shares or 17.88% of the Fund.

NOTE 3 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2015, aggregated $17,811,504 and $24,769,398, respectively.

NOTE 4 — MANAGEMENT FEES

Pursuant to the Management Contract, the Advisor provides investment advisory and administrative services to the Fund. The Fund pays the Advisor a management fee, computed daily and payable monthly at the annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended June 30, 2015, the Fund incurred management fees of $2,083,365.

Excluding the management fee, other expenses incurred by the Fund during the six months ended June 30, 2015, totaled $288,190. These expenses include all costs associated with the Fund’s operations including transfer agent fees, independent trustees’ fees ($14,000 per annum, $2,000 for each Board meeting attended per Trustee, and an additional $10,000 annual retainer for the Chairman of the Board), dues, fees and expenses of registering and qualifying the Fund and its shares for distribution, charges of the custodian, auditing and legal expenses, insurance premiums, supplies, postage, expenses of issue or redemption of shares, reports to shareholders and Trustees, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and other miscellaneous expenses.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2015 (unaudited)

Certain officers and Trustees of the Fund are also officers and/or shareholders of the Advisor, and are not paid by the Fund for serving in such capacities.

NOTE 5 — TAX MATTERS

Distributions to shareholders are determined in accordance with United States federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the year ended December 31, 2014 was as follows:

Distributions paid from:
Ordinary income	$4,406,226

$4,406,226

At December 31, 2014, the Fund had net capital loss carry forward for federal income tax purposes of $5,496,121 which is available to reduce future required distributions of net capital gains to shareholders through 2017.

Under current tax law, capital losses realized after October 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. At December 31, 2014, the Fund had deferred no post-October capital losses.

The following information is based upon the federal tax basis of investment securities as of June 30, 2015:

Gross unrealized appreciation	$107,982,729
Gross unrealized depreciation	(7,734,290)

Net unrealized appreciation	$100,248,439

Cost	$309,969,229

NOTE 6 — COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2015 (unaudited)

NOTE 7 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Torray Fund

PORTFOLIO HOLDINGS, PROXY VOTING AND PROCEDURES

As of June 30, 2015 (unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-753-8174; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-753-8174; and on the Commission’s website at http://www.sec.gov.

The Torray Fund

ABOUT YOUR FUND’S EXPENSES

As of June 30, 2015 (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. Operating expenses, which are deducted directly from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2015 to June 30, 2015.

The table on the next page illustrates the Fund’s cost in two ways:

Actual Fund Return    This section helps you estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” on the next page.

Hypothetical 5% Return    This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, and that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transactions fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculation assumes no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

The Torray Fund

ABOUT YOUR FUND’S EXPENSES (continued)

As of June 30, 2015 (unaudited)

More information about the Fund’s expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$993.60	$5.64
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.14	$5.71

*	Expenses are equal to the Fund’s annualized expense ratio of 1.14% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

TRUSTEES

Carol T. Crawford

Bruce C. Ellis

William M Lane

Robert P. Moltz

Wayne H. Shaner

INVESTMENT ADVISOR

Torray LLC

OFFICERS

Robert E. Torray

William M Lane

Fred M. Fialco

Nicholas C. Haffenreffer

Barbara C. Warder

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581-1722

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

Distributed by Foreside Funds Distributors LLC

400 Berwyn Park, 899 Cassatt Road,

Berwyn, PA 19132

Date of first use, August 2015

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. All indices are unmanaged groupings of stocks that are not available for investment.

The

TORRAY

FUND

SEMI-ANNUAL REPORT

June 30, 2015

The Torray Fund

Suite 750 W

7501 Wisconsin Avenue

Bethesda, Maryland 20814-6519

(301) 493-4600

(855) 753-8174

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Torray Fund

By (Signature and Title)*	/s/ Robert E. Torray
Robert E. Torray, President
(principal executive officer)

Date	August 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert E. Torray
Robert E. Torray, President
(principal executive officer)

Date	August 13, 2015

By (Signature and Title)*	/s/ William M Lane
William M Lane, Treasurer
(principal financial officer)

Date	August 13, 2015

*  Print the name and title of each signing officer under his or her signature.